Derivatives	12 Months Ended
Dec. 31, 2014
Derivatives [Abstract]
DERIVATIVES

8. DERIVATIVES

Derivatives are used by the Company to manage its exposure to interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. As of December 31, 2014, the Company’s total unsecured and secured debt balance, excluding unamortized debt discount, was $3.1 billion. Debt with floating interest rates totaled $2.1 billion, of which $1.7 billion was associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on the one-month and three-month LIBOR on the notional amounts over the life of the contracts. As of December 31, 2014 and 2013, the Company had interest rate swap contracts with notional amounts aggregating $1.4 billion and $1.5 billion, respectively. The unrealized fair market value gain on the interest rate swap contracts, reflected as derivative assets, was $2.1 million and $7.4 million as of December 31, 2014 and 2013, respectively. The unrealized fair market value loss on the interest rate swap contracts, reflected as derivative liabilities, was $23.3 million and $24.6 million as of December 31, 2014 and 2013, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company enters into cross currency swap contracts in conjunction with leases in which a portion or all of the lease rentals are denominated in currency other than U.S. dollars (“USD”). Pursuant to such cross currency swaps, the Company receives USD based on a fixed conversion rate through the maturity date of the respective swap contract. As of December 31, 2013, the Company had one cross currency swap contract that was assumed in connection with the acquisition of the GAAM Portfolio. The unrealized fair market value loss on the Australian dollar (“AUD”) cross currency swap contract, reflected as a derivative liability, was approximately $35,000 as of December 31, 2013.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

The Company’s interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. For the year ended December 31, 2014, the Company recorded an unrealized loss of $3.2 million, net of the applicable net tax benefit of $0.6 million. For the year ended December 31, 2013, the Company recorded an unrealized gain of $22.1 million, net of the applicable net tax expense of $3.5 million. For the year ended December 31, 2012, the Company recorded a net unrealized gain of $9.1 million, after the applicable net tax expense of $1.4 million.

As of December 31, 2014, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollar amounts in thousands):

					Fair		Adjusted		Gain
				Swap	Market		Fair Market		Recognized in	Gain
			Hedge	Contract	Value of	Credit	Value of	Deferred	Accumulated	Recognized
			Interest	Notional	Derivative	Risk	Derivative	Tax	Comprehensive	into
Type	Quantity	Maturity Dates	Rates	Amount	Asset	Adjustment	Asset	Expense	Loss	Earnings
Interest rate swap contracts	18	10/15/17-11/14/18	0.89% - 1.22%	$376,619	$2,182	$36	$2,218	$(273)	$1,914	$30
Accrued interest				—	(151)	—	(151)	—	—	—

Total – designated derivative assets	18			$376,619	$2,031	$36	$2,067	$(273)	$1,914	$30

As of December 31, 2014, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollar amounts in thousands):

					Fair		Adjusted		Loss
				Swap	Market		Fair Market		Recognized in	Loss
			Hedge	Contract	Value of	Credit	Value of	Deferred	Accumulated	Recognized
			Interest	Notional	Derivative	Risk	Derivative	Tax	Comprehensive	into
Type	Quantity	Maturity Dates	Rates	Amount	Liability	Adjustment	Liability	Benefit	Loss	Earnings
Interest rate swap contracts	18	1/14/15-9/27/25	1.00% - 6.22%	$1,014,262	$(23,618)	$1,459	$(22,159)	$2,757	$(19,005)	$(103)
Accrued interest				—	(1,152)	—	(1,152)	—	—	—

Total – designated derivative liabilities	18			$1,014,262	$(24,770)	$1,459	$(23,311)	$2,757	$(19,005)	$(103)

In connection with the termination of the availability period under the Fly Acquisition II Facility in January 2015, and the sale and refinancing of aircraft secured by this facility, the Company terminated five interest rate swap contracts with notional amounts totaling $116.2 million. The resulting gain of $23,000, along with $0.1 million in other comprehensive income at December 31, 2014 will be recorded into income in 2015.

Terminated Derivatives

In 2010 and 2011, the Company terminated two interest rate swap contracts and received settlement proceeds totaling $2.1 million which were amortized into interest expense over the original term of the contracts. In 2013, of the remaining amount to be amortized, $0.3 million was amortized into interest expense and the balance of $1.0 million was written off as a loss on debt extinguishment upon repayment of the associated debt.

In connection with the sale of six aircraft by the Company during the first quarter of 2013, the buyer assumed the underlying debt financing and derivative contracts associated with the aircraft. As of the disposal date, the derivative contracts were classified as derivative liabilities and had a negative fair market value of $5.0 million.

During the year ended December 31, 2013, in connection with three cross currency swap contracts and one interest rate swap contract that was terminated, the Company recognized net fair value losses totaling $0.2 million.

During the year ended December 31, 2012, the Company terminated four cross currency swap contracts and received net settlement proceeds of $1.3 million. The gain associated with the terminated contracts totaled $0.7 million.

In connection with the repayment of the B&B Air Acquisition Facility, the Company terminated eleven swap contracts associated with the facility and made payments totaling $36.3 million in the third quarter of 2012. The loss recognized into earnings associated with the terminated swap contracts totaled $32.3 million.